MODERN CAPITAL FUNDS TRUST
116 South Franklin Street
Rocky Mount, NC  27804
252-972-9922

August 2, 2022

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	Modern Capital Tactical Opportunities Fund, a series of the Modern Capital Funds Trust File Nos. 333-239559 and 811-23582

Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above fund does not differ from those contained in Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on July 29, 2022.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3807.

Yours truly,

/s/ Tracie A. Coop
Tracie A. Coop, Secretary